Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2022
Financial risk management objectives and policies
Financial risk management objectives and policies
3Financial risk management objectives and policies

The Group’s activities expose it to a variety of financial risks: market risk (including currency risk, interest rate risk and other price risk), credit risk and liquidity risk. Management reviews and agrees on policies for managing each of these risks which are summarised below.

3.1Market risk

Market risk is the risk that changes in market prices such as foreign exchange rates, interest and equity prices will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimising the return.

3.1.1Interest rate risk

Interest rate risk is the risk that the Group’s earnings will be affected as a result of fluctuations in the value of financial instruments due to changes in market interest rates. The Group’s cash flow exposure to the risk of changes in market interest rates relates primarily to the Group’s debt obligations. The Group has certain financial assets that generate interest income, however the Group is not exposed to material interest rate risk on these financial assets.

Interest rate sensitivity

Effect on loss
USD
31 December 2022
+/- 100 basis point increase	37,968
31 December 2021
+/- 100 basis point increase	458,251
31 December 2020
+/- 100 basis point increase	838

3.1.2 Currency risk

Currency risk is the risk that the value of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group is not exposed in its transactions denominated in AED, SAR, JOD as it is pegged against USD. The Group is exposed to currency risk because of the Group’s net investments in foreign subsidiaries. The Group’s significant exposure is from the point the cash flows of the transactions are forecasted up to the point of settlement of the resulting receivable or payable that is denominated in the foreign currency.

The following are exchange rates applied during the year in respect of currencies where the Group has significant exposures to currency risk:

	Spot rate		Average rate
	At 31 December		At 31 December
	2022	2021	2022	2021
EGP	24.75	15.76	18.87	15.74
KES	123.30	113.24	117.76	109.75
PKR	226.70	177.97	202.86	163.08
EUR	1.07	1.14	1.05	1.13
MYR	4.41	4.17	4.39	4.15
ARS	176.74	—	127.44	—
CLP	848.18	—	870.28	—
BRL	5.28	—	5.15	—
TRY	18.69	—	16.35	—
MXN	19.49	—	20.10	—

3	Financial risk management objectives and policies (continued)

3.1Market risk (continued)

3.1.2Currency risk (continued)

Sensitivity analysis

A 10% strengthening/weakening of the following currency against USD currency at 31 December would have increased/decreased financial instruments by USD equivalent amounts shown below:

	At 31 December
	2022	2021	2020
	USD	USD	USD
MXN to USD	525,816	—	—
EGP to USD	471,056	92,200	311,602
EUR to USD	329,551	77,070	—
ARS to USD	209,497	—	—
TRY to USD	75,661	—	—
KES to USD	35,975	29,966	8,901
PKR to USD	7,113	66,060	45,069
MYR to USD	1,069	12,942	—
Pre-tax impact	1,655,738	278,238	365,572

3.1.3Other price risk

Other price risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices (other than those arising from currency risk or interest rate risk), whether those changes are caused by factors specific to the individual financial instrument or its issuer, or factors affecting all similar financial instruments traded in the market.

The Group is not exposed to price risk at reporting date as it has no financial instruments which are sensitive to market prices.

3.2Credit risk

Credit risk is a risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s trade and other receivables and cash and cash equivalents held with banks.

The Groups’ exposure to credit risk is influenced mainly by the individual characteristics of each counterparty. However, Management also considers the factors that may influence the credit risk of its counterparties, including the default risk of the industry and the country in which counterparties operate.

3	Financial risk management objectives and policies (continued)

3.2Credit risk (continued)

The carrying value of the financial assets represents the maximum credit exposure, which is as follows:

Exposure to credit risk

	At 31 December
	2022	2021
	USD	USD
Trade and other receivables	14,815,432	6,603,240
Cash and cash equivalents	1,538,347	9,529,723
Sublease receivables	1,201,552	—
Current Financial assets	—	10,000,880
	17,555,331	26,133,843

(i)	Expected credit losses on trade receivables

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	3,865,645	1,983,182	598,130	652,163	275,739	267,476	160,497	1,013,536	8,816,368
Loss rate	4%	11%	15%	26%	35%	46%	58%	83%	21%
Expected credit losses	171,462	228,046	88,002	171,216	96,976	122,403	92,345	842,436	1,812,886

As at 31 December 2021

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	126,342	1,239,427	995,140	409,261	409,401	184,272	101,899	757,903	4,223,645
Loss rate	0%	16%	24%	31%	88%	62%	72%	99%	44%
Expected credit losses	—	198,908	238,970	126,942	358,389	113,517	73,368	747,342	1,857,436

(i)	Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.
(ii)	Payment terms are typically 30-45 days.
(iii)	Following the portfolio optimization plans (Note 34), there has been significant focus on improving liquidity through collections from corporate accounts with high outstanding receivables.
(ii)	Expected credit losses on customer wallet receivables

As at 31 December 2022

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	510,097	1,903	41,485	2,630	158,160	175,577	325,757	379,933	1,595,542
Loss rate	—	—	—	23%	32%	45%	63%	84%	41%
Expected credit losses	—	—	—	592	49,820	79,010	205,227	317,723	652,372

As at 31 December 2021

Days outstanding	Current	0 – 30	31 – 60	61 – 90	91 – 120	121 – 150	151 – 180	180+	Total
Exposure at default	134,007	279,710	73,219	92,941	113,878	99,900	118,254	417,455	1,329,364
Loss rate	—	—	—	23%	32%	45%	63%	88%	41%
Expected credit losses	—	—	—	21,377	36,441	44,955	74,500	369,073	546,346

Totals of expected credit losses as a percentage of the exposure may not tie due to percentage rounding.

3Financial risk management objectives and policies (continued)

3.2	Credit risk (continued)
(iii)	Expected credit losses on other financial assets

Credit risk is managed on a Group basis. For banks and financial institutions, only independently rated parties with a minimum rating of BB+’ are accepted. The Group considers ‘low credit risk’ in relation to the bank balances as they have a low risk of default supported by high credit rating carried by a major credit rating agency. These financial institutions have a strong capacity to meet its contractual cash flow obligations in the near term.

3.3Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting obligations associated with its financial liabilities. Liquidity requirements are monitored on a daily basis and management ensures that sufficient cash and cash equivalents are available to meet their commitments for liabilities as they fall due.

The Group’s liquidity management involves projecting cash flows and considering the level of liquid assets necessary to meet these, monitoring liquidity ratios against internal and external regulatory requirements and maintaining debt financing plans.

The table below analyses the Group’s financial liabilities into relevant maturity groupings based on the remaining period at the reporting date to contractual maturity dates excluding the impact of netting agreements. The amounts disclosed in the table below are the contractual undiscounted cash flows.

	Maturity up	Maturity after
	to one year	one year	Total
	USD	USD	USD
31 December 2022
Accounts payable, accruals and other payables	31,586,707	—	31,586,707
Deferred purchase price	7,425,488	194,093	7,619,581
Derivatives liabilities	1,317,091	—	1,317,091
Current tax liabilities	1,027,404	—	1,027,404
Lease liabilities	751,015	1,592,111	2,343,126
	42,107,705	1,786,204	43,893,909

31 December 2021
Accounts payable, accruals and other payables	15,996,533	—	15,996,533
Deferred purchase price	3,618,902	—	3,618,902
Interest bearing loans	60,440	337,545	397,985
Derivatives liabilities	44,330,400	—	44,330,400
Convertible notes	74,606,482	—	74,606,482
Loan from related party	478,764	—	478,764
Current tax liabilities	678,972	—	678,972
Lease liabilities	1,201,204	2,961,317	4,162,521
	140,971,697	3,298,862	144,270,559

Accounts payable, accruals and other payables exclude advances from individual customers (e-wallets) and advances from customers amounting to $ 1,831,795 (2021: $ 3,991,019).

3	Financial risk management objectives and policies (continued)

3.4Capital risk

The Group’s objective when managing capital is to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and benefit for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group manages its capital structure and makes adjustments to it in the light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders or issue new shares. Management seeks to maintain a balance between higher returns and a sound capital position.